SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accrued post-employment and termination benefits - current portion	$ 7,839	$ 8,809
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Payroll payable	6,228	6,876
Accrued post-employment and termination benefits - current portion	7,839	8,809
Business and other taxes payable	1,437	456
Accrued expenses	17,859	18,362
Other payable secured by acceptance draft	985	3,525
Other payable	17,181	9,400
Total	$ 51,529	$ 47,428